Summarized Status of Performance-based Nonvested Shares and Changes during the Period (Detail) (Performance Based Shares, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Performance Based Shares
Shares
Outstanding at beginning of year	316,000	62,000	62,000
Granted	300,000	316,000	62,000
Vested	(36,000)	(62,000)	(62,000)
Forfeited/canceled
Outstanding at end of year	580,000	316,000	62,000
Weighted Average Grant Date Fair Value
Outstanding at beginning of year	$ 15.65	$ 13.69	$ 23.32
Granted	$ 17.63	$ 15.65	$ 13.69
Vested	$ 15.61	$ 13.69	$ 23.32
Forfeited/canceled
Outstanding at end of year	$ 16.68	$ 15.65	$ 13.69